SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Government Securities Fund (the “Fund”)

Jay N. Mueller, CFA has announced his intention to retire from Wells Capital Management Incorporated on October 31, 2021. He will continue to serve as a portfolio manager of the Fund until October 31, 2021. After October 31, 2021, all references to Jay N. Mueller, CFA in the Fund’s prospectuses are hereby removed.

June 30, 2021	xx